Exhibit 99.7

Rebuttal Findings 11.20.2025

Seller:

Deal ID:

Total Loan Count: 473

Loans by Grade in Population
Loan Grade	Count	Percentage
1	473	100.00%

Trade Summary
Loan Status	Count	Percentage
Review Complete	473	100.00%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
1	473	4	4	469	4	0	0	0	0	0	473

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2